Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Feb. 06, 2024
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	545,000,000	65,000,000
Common stock, shares issued	37,440,510	3,197,975
Common stock, shares outstanding	37,440,510	3,197,975
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		20,000,000
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Series A Non-Voting Convertible Preferred Stock
Convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized
Convertible preferred stock, shares issued
Convertible preferred stock, shares outstanding
Series B Non-Voting Convertible Preferred Stock
Non-voting convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Non-voting convertible preferred stock, shares authorized	251,504
Non-voting convertible preferred stock, shares issued	137,138
Non-voting convertible preferred stock, shares outstanding	137,138